Investments (Mortgage Loans - Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Contracts	Dec. 31, 2016 USD ($) Contracts	Dec. 31, 2015 USD ($)
Financing Receivable, Recorded Investment, Aging [Abstract]
Financing Receivable, Significant Purchases	$ 420	$ 619
Percentage of Mortgage Loans Classified as Performing	99.00%	99.00%
Financing Receivable, Modifications, Subsequent Default, Number of Contracts | Contracts	0	0
Agricultural
Financing Receivable, Recorded Investment, Aging [Abstract]
Estimated fair value of mortgage loans held-for-investment	$ 2,300	$ 1,900
Financing Receivable Number of Contract of Recorded Investment Past Due | Contracts	0	0
Loans and Leases Receivable, Number of Contract, Nonperforming, Nonaccrual of Interest | Contracts	0	0
Residential
Financing Receivable, Recorded Investment, Aging [Abstract]
Estimated fair value of mortgage loans held-for-investment	$ 1,200	$ 867
Financing Receivable, Recorded Investment, Past Due	$ 32	32
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest		$ 11
Commercial
Financing Receivable, Recorded Investment, Aging [Abstract]
Financing Receivable Number of Contract of Recorded Investment Past Due | Contracts	0	0
Loans and Leases Receivable, Number of Contract, Nonperforming, Nonaccrual of Interest | Contracts	0	0
Affiliated Entity
Financing Receivable, Recorded Investment, Aging [Abstract]
Financing Receivable, Significant Purchases	$ 1,200	$ 2,400	$ 2,000
Related Party Transaction, Amounts of Transaction	$ 946	$ 1,600	$ 1,000